Note 4 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Land [Member]
Estimated useful lives	0 years
Land use rights [Member] | Minimum [Member]
Estimated useful lives	15 years
Land use rights [Member] | Maximum [Member]
Estimated useful lives	50 years
Buildings [Member] | Minimum [Member]
Estimated useful lives	5 years
Buildings [Member] | Maximum [Member]
Estimated useful lives	30 years
Machinery and Equipment [Member] | Minimum [Member]
Estimated useful lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Estimated useful lives	10 years
Motor vehicles [Member] | Minimum [Member]
Estimated useful lives	3 years
Motor vehicles [Member] | Maximum [Member]
Estimated useful lives	10 years
Office Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Estimated useful lives	10 years